Tax expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of tax expenses [Abstract]
Schedule of Tax Balances in Statement of Financial Position
Tax balances presented in the statement of financial position:
	Year ended December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Current tax assets (liabilities)	3,965	(3,750)	1,233
Deferred tax assets (liabilities)	(768)	818	(238)

Schedule of Deferred Taxes
Deferred Taxes:
	January		December	December
	1, 2020	Change	31, 2020	31, 2020
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(1,118)	(1,136)	(2,254)	(701)
Employees benefits	511	180	691	215
Allowance for doubtful accounts	736	(300)	436	136
Carry forward tax losses	689	(330)	359	112
	818	(1,586)	(768)	(238)

	January		December	December
	1, 2019	Change	31, 2019	31, 2019
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	2,001	(3,119)	(1,118)	(348)
Employees benefits	336	175	511	159
Allowance for doubtful accounts	545	191	736	229
Carry forward tax losses	-	689	689	214
	2,882	(2,064)	818	254

Schedule of Taxes on Income Recognized in Profit or Loss
Taxes on income recognized in profit or loss:
	Year ended December 31
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars
Current taxes:

Current taxes	13,877	11,671	10,069	4,317
Taxes in respect of prior years	-	-	160	-
	13,877	11,671	10,229	4,317

Deferred taxes	1,586	2,064	(2,379)	493

	15,463	13,735	7,850	4,810

Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate
Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars

Income before Income taxes	67,672	65,246	32,817	21,050
Statutory tax rate	23%	23%	23%	23%
Tax computed by statutory tax rate	15,565	15,006	7,548	4,841

Tax increments (savings) due to:
Non-deductible expenses	39	16	4	12
Tax exempt Income	(153)	(38)	(163)	(48)
Profit or loss for tax for which deferred taxes were not provided	-	(1,047)	368	-
Temporary differences for which deferred taxes were not provided	-	(100)	-	-
Previous year taxes	-	-	162	-
Other	12	(102)	(69)	5
	15,463	13,735	7,850	4,810